Capital structure (Tables)	12 Months Ended
Jun. 30, 2022
Capital structure [Abstract]
Issued Capital	Ordinary shares
	06/30/2022	06/30/2021	06/30/2020
	$’000	$’000	$’000

2,091,299,420 (2021: 1,896,676,204) ordinary shares, fully paid	337,494	230,730	153,290

Movement in Issued Capital
	Year ended 06/30/2022	Year ended 06/30/2021	Year ended 06/30/2020	Year ended 06/30/2022	Year ended 06/30/2021	Year ended 06/30/2020
	Number	Number	Number	$’000	$’000	$’000
Reconciliation of movement:
Balance at the beginning of the financial year	1,896,676,204	1,680,202,466	1,474,983,509	230,730	153,290	113,013
Ordinary shares	145,862,742	210,526,316	200,000,000	95,584	80,000	40,000
Ordinary shares non-cash	-	2,766,272	-	-	374	-
Exercise of unlisted options (1)	40,500,000	-	3,750,000	12,517	-	1,654
Performance rights vested (2)	8,260,474	3,181,150	1,468,957	1,360	581	422
Share issue costs	-	-	-	(2,697)	(3,515)	(1,799)
Balance at the end of the financial period	2,091,299,420	1,896,676,204	1,680,202,466	337,494	230,730	153,290

(1)	Value of unlisted options exercised equals the sum of the exercise price received plus the fair value transferred from the equity compensation reserve
(2)	Ordinary shares issued to employees upon vesting of performance rights

Movement in Options on Issue
Movement in options on issue for the year ended June 30 2022
	Grant	Vesting	Expiry	FV per option at grant date	Exercise price	Opening balance				Closing balance
	date	date	date	$	$		Issued	Exercised	Expired
NED's(1)	13-Apr-17	13-Apr-17	13-Apr-22	0.122	0.150	16,000,000	-	(16,000,000)	-	-
NED's(1)	13-Apr-17	13-Apr-17	13-Apr-22	0.113	0.200	12,000,000	-	(12,000,000)	-	-
NED's(1)	13-Apr-17	13-Apr-17	13-Apr-22	0.106	0.250	12,000,000	-	(12,000,000)	-	-
NED's(1)	13-Apr-17	23-May-18	23-May-22	0.063	0.200	200,000	-	(200,000)	-	-
Ex-NED's (2)	13-Apr-17	23-May-18	23-May-22	0.063	0.200	200,000	-	-	(200,000)	-
NED's(1)	13-Apr-17	23-May-19	23-May-22	0.088	0.200	200,000	-	(200,000)	-	-
Ex-NED's (2)	13-Apr-17	23-May-19	23-May-22	0.088	0.200	200,000	-	-	(200,000)	-
NED's(1)	13-Apr-17	23-May-20	23-May-22	0.105	0.200	100,000	-	(100,000)	-	-
Ex-NED's (2)	13-Apr-17	23-May-20	23-May-22	0.105	0.200	100,000	-	-	(100,000)	-
NED's (1)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	-	715,420
Ex-NED's (2)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	-	715,420
NED's(1)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
Ex-NED's (2)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
NED's(1)(3)	06-Nov-20	06-Nov-21	06-Nov-25	0.138	0.185	978,969	-	-	-	978,969
Ex-NED's (2)(3)	06-Nov-20	06-Nov-21	06-Nov-25	0.138	0.185	652,646	-	-	-	652,646
Movement for the year ended June 30 2022						45,369,643	-	(40,500,000)	(500,000)	4,369,643

Movement in options on issue for the year ended June 30 2021
	Grant	Vesting	Expiry	FV per option at grant date	Exercise price	Opening balance				Closing balance
	date	date	date	$	$		Issued	Exercised	Expired
NED's(1)	13-Apr-17	13-Apr-17	13-Apr-22	0.122	0.150	16,000,000	-	-	-	16,000,000
NED's(1)	13-Apr-17	13-Apr-17	13-Apr-22	0.113	0.200	12,000,000	-	-	-	12,000,000
NED's(1)	13-Apr-17	13-Apr-17	13-Apr-22	0.106	0.250	12,000,000	-	-	-	12,000,000
NED's(1)	13-Apr-17	23-May-18	23-May-22	0.063	0.200	200,000	-	-	-	200,000
Ex-NED's (2)	13-Apr-17	23-May-18	23-May-22	0.063	0.200	200,000	-	-	-	200,000
NED's(1)	13-Apr-17	23-May-19	23-May-22	0.088	0.200	200,000	-	-	-	200,000
Ex-NED's (2)	13-Apr-17	23-May-19	23-May-22	0.088	0.200	200,000	-	-	-	200,000
NED's(1)	13-Apr-17	23-May-20	23-May-22	0.105	0.200	100,000	-	-	-	100,000
Ex-NED's (2)	13-Apr-17	23-May-20	23-May-22	0.105	0.200	100,000	-	-	-	100,000
NED's (1)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	-	715,420
Ex-NED's (2)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	-	715,420
NED's(1)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
Ex-NED's (2)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
NED's(1)(3)	06-Nov-20	06-Nov-21	06-Nov-25	0.138	0.185	-	978,969	-	-	978,969
Ex-NED's (2)(3)	06-Nov-20	06-Nov-21	06-Nov-25	0.138	0.185	-	652,646	-	-	652,646
Movement for the year ended June 30 2021						43,738,028	1,631,615	-	-	45,369,643

(1)	NED’s refers to Non-executive directors.
(2)	Ex-NED’s refers to former Non-executive directors.
(3)
During the financial year ended June 30, 2021 each non-executive director was granted 326,323 options under the new Equity Incentive Plan in lieu of director fees.  For further details refer to the remuneration report.

Movement in Performance Rights on Issue
Movement in performance rights on issue for the year ended 30 June 2022
Grant		Vesting	Market Value per right at grant date	Opening balance	Issued	Exercised	Forfeited	Closing balance
date		date	$	Number	Number	Number	Number	Number
Catch-up LTIs - KMP	06-Nov-20	01-Jul-21	0.1885	2,766,272	-	(2,766,272)	-	-
2020 cash bonus conversion - KMP	01-Jul-20	01-Jul-21	0.1242	1,334,562	-	(1,334,562)	-	-
2020 cash bonus conversion - staff	01-Jul-20	01-Jul-21	0.1242	1,475,042	-	(1,475,042)	-	-
Catch-up LTIs - KMP	08-Aug-19	01-Jul-21	0.1750	1,519,208	-	(1,519,208)	-	-
Retention on employment- staff	01-Jul-19	01-Jul-21	0.1350	169,457	-	(169,457)	-	-
Retention on employment- staff	15-Jul-19	15-Jul-21	0.1850	256,156	-	(256,156)	-	-
Retention on employment - KMP (1)	08-Aug-19	14-Nov-21	0.1750	244,378	-	(244,378)	-	-
Retention on employment - KMP	08-Aug-19	14-Nov-21	0.1750	244,378	-	(244,378)	-	-
Retention on employment- staff	06-May-19	06-May-22	0.1900	251,021	-	(251,021)	-	-
2019 LTI - performance based - KMP	06-Nov-20	01-Jul-22	0.1695	1,659,763	-	-	-	1,659,763
2019 LTI - time based - KMP	06-Nov-20	01-Jul-22	0.1950	1,106,509	-	-	-	1,106,509
2019 LTI -performance based - KMP	01-Jul-20	01-Jul-22	0.1400	1,676,363	-	-	-	1,676,363
LTI - KMP	08-Aug-19	01-Jul-22	0.1750	1,125,434	-	-	-	1,125,434
Sign on Performance Rights - KMP	01-Jul-19	01-Jul-22	0.1352	956,145	-	-	-	956,145
Retention on employment- staff	01-Jul-19	01-Jul-22	0.1352	169,457	-	-	-	169,457
Retention on employment- staff	15-Jul-19	15-Jul-22	0.1850	256,156	-	-	-	256,156
Retention on employment- KMP	01-Aug-19	01-Aug-22	0.1862	741,120	-	-	-	741,120
Retention on employment- staff	14-Oct-19	14-Oct-22	0.1835	169,699	-	-	(169,699)	-
Special award	30-Jun-20	30-Jun-23	0.1300	280,000	-	-	-	280,000
Special award	30-Jun-20	30-Jun-23	0.1300	200,000	-	-	-	200,000
2020 LTI - performance based - KMP	06-Nov-20	01-Jul-23	0.1665	2,016,774	-	-	-	2,016,774
2020 LTI - time based - KMP	06-Nov-20	01-Jul-23	0.1950	1,344,516	-	-	-	1,344,516
2020 LTI - performance based - staff	01-Jul-20	01-Jul-23	0.1370	1,588,715	-	-	(61,460)	1,527,255
2020 LTI - time based - staff	01-Jul-20	01-Jul-23	0.1250	2,354,570	-	-	(184,380)	2,170,190
2020 LTI - performance based - KMP	01-Jul-20	01-Jul-23	0.1370	3,642,025	-	-	-	3,642,025
2020 LTI time based - KMP	01-Jul-20	01-Jul-23	0.1250	2,428,016	-	-	-	2,428,016
Retention on employment- staff	30-Sep-20	30-Sep-23	0.1200	226,129	-	-	-	226,129
Retention on employment- directors	01-Feb-21	01-Feb-24	0.3300	600,000	-	-	-	600,000
2021 LTI - performance based - KMP	01-Jul-21	01-Jul-24	0.3710	-	1,458,852	-	-	1,458,852
2021 LTI - time based - KMP	01-Jul-21	01-Jul-24	0.3300	-	972,569	-	-	972,569
Retention on employment- staff	01-Jul-21	01-Jul-24	0.3300	-	679,146	-	-	679,146
2021 LTI - performance based - staff	26-Aug-21	01-Jul-24	0.4570	-	627,854	-	(22,729)	605,125
2021 LTI - time based - staff	26-Aug-21	01-Jul-24	0.5100	-	1,096,228	-	(68,188)	1,028,040
2021 LTI - performance based - KMP	05-Nov-21	01-Jul-24	0.7240	-	1,567,975	-	-	1,567,975
2021 LTI time based - KMP	05-Nov-21	01-Jul-24	0.7900	-	1,045,316	-	-	1,045,316
2021 LTI time based - directors	05-Nov-21	05-Nov-22	0.7900	-	250,598	-	-	250,598
Retention on employment- staff	16-Nov-21	16-Nov-24	0.7050	-	115,000	-	-	115,000
2021 cash bonus conversion - KMP	01-Jul-21	01-Jul-22	0.3300	-	909,173	-	-	909,173
2021 cash bonus conversion - staff	01-Jul-21	01-Jul-22	0.3300	-	469,740	-	-	469,740
Movement for the year ended 30 June 2022				30,801,865	9,192,451	(8,260,474)	(506,456)	31,227,386

Movement in performance rights on issue for the year ended 30 June 2021
Grant		Vesting	Market Value per right at grant date	Opening balance	Issued	Exercised	Lapsed	Closing balance
date		date	$	Number	Number	Number	Number	Number
Retention on employment - KMP (1)	08-Aug-19	14-Nov-19	0.1750	-	244,382	(244,382)	-	-
Retention on employment- staff	01-Jul-19	01-Jul-20	0.1350	169,457	-	(169,457)	-	-
STI - KMP	01-Jul-19	01-Jul-20	0.1352	1,284,953	-	(1,284,953)	-	-
Retention on employment- staff	15-Jul-19	15-Jul-20	0.1850	256,156	-	(256,156)	-	-
Retention on employment - KMP (1)	08-Aug-19	14-Nov-20	0.1750	-	244,378	(244,378)	-	-
Retention on employment - KMP	14-Nov-18	14-Nov-20	0.1750	244,378	-	(244,378)	-	-
Performance Rights - Class C - KMP	27-Nov-17	27-Nov-20	0.2250	486,425	-	(486,425)	-	-
Retention on employment- staff	06-May-19	06-May-21	0.1900	251,021	-	(251,021)	-	-
Catch-up LTIs - KMP	06-Nov-20	01-Jul-21	0.1885	-	2,766,272	-	-	2,766,272
2020 cash bonus conversion - KMP	01-Jul-20	01-Jul-21	0.1242	-	1,334,562	-	-	1,334,562
2020 cash bonus conversion - staff	01-Jul-20	01-Jul-21	0.1242	-	1,475,042	-	-	1,475,042
Catch-up LTIs - KMP	08-Aug-19	01-Jul-21	0.1750	1,519,208	-	-	-	1,519,208
Retention on employment- staff	01-Jul-19	01-Jul-21	0.1350	169,457	-	-	-	169,457
Retention on employment- staff	15-Jul-19	15-Jul-21	0.1850	256,156	-	-	-	256,156
Retention on employment - KMP (1)	08-Aug-19	14-Nov-21	0.1750	-	244,378	-	-	244,378
Retention on employment - KMP	08-Aug-19	14-Nov-21	0.1750	244,378	-	-	-	244,378
Retention on employment- staff	06-May-19	06-May-22	0.1900	251,021	-	-	-	251,021
2019 LTI - performance based - KMP	06-Nov-20	01-Jul-22	0.1695	-	1,659,763	-	-	1,659,763
2019 LTI - time based - KMP	06-Nov-20	01-Jul-22	0.1950	-	1,106,509	-	-	1,106,509
2019 LTI -performance based - KMP	01-Jul-20	01-Jul-22	0.1400	-	1,676,363	-	-	1,676,363
LTI - KMP	08-Aug-19	01-Jul-22	0.1750	1,125,434	-	-		1,125,434
Sign on Performance Rights - KMP	01-Jul-19	01-Jul-22	0.1352	956,145	-	-	-	956,145
Retention on employment- staff	01-Jul-19	01-Jul-22	0.1352	169,457	-	-		169,457
Retention on employment- staff	15-Jul-19	15-Jul-22	0.1850	256,156	-	-		256,156
Retention on employment- KMP	01-Aug-19	01-Aug-22	0.1862	741,120	-	-		741,120
Retention on employment- staff	14-Oct-19	14-Oct-22	0.1835	169,699	-	-		169,699
Retention on employment- staff	31-Mar-20	31-Mar-23	0.0850	555,435	-	-	(555,435)	-
Special award	30-Jun-20	30-Jun-23	0.1300	280,000	-	-	-	280,000
Special award	30-Jun-20	30-Jun-23	0.1300	200,000	-	-	-	200,000
2020 LTI - performance based - KMP	06-Nov-20	01-Jul-23	0.1665	-	2,016,774	-	-	2,016,774
2020 LTI - time based - KMP	06-Nov-20	01-Jul-23	0.1950	-	1,344,516	-	-	1,344,516
2020 LTI - performance based - staff	01-Jul-20	01-Jul-23	0.1370	-	1,588,715	-	-	1,588,715
2020 LTI - time based - staff	01-Jul-20	01-Jul-23	0.1250	-	2,354,570	-	-	2,354,570
2020 LTI - performance based - KMP	01-Jul-20	01-Jul-23	0.1370	-	3,642,025	-	-	3,642,025
2020 LTI time based - KMP	01-Jul-20	01-Jul-23	0.1250	-	2,428,016	-	-	2,428,016
Retention on employment- staff	30-Sep-20	30-Sep-23	0.1200	-	226,129	-	-	226,129
Retention on employment- directors	01-Feb-21	01-Feb-24	0.3300	-	600,000	-	-	600,000
Movement for the year ended 30 June 2021				9,586,056	24,952,394	(3,181,150)	(555,435)	30,801,865

(1)	These retention on employment awards represent 50% increase in entitlement due to an administrative error.

Reserves
5.2.	Reserves

	06/30/2022	06/30/2021	06/30/2020
	$’000	$’000	$’000

Equity compensation reserve
Balance at the beginning of period	10,381	8,446	8,711
Share based payment expensed/capitalised	3,300	2,516	1,233
Fair value of unlisted options exercised	(4,616)	-	(1,076)
Fair value of performance rights vested	(1,360)	(581)	(422)
Balance at the end of the financial period	7,705	10,381	8,446

Foreign currency translation reserve
Balance at the beginning of period	(6,649)	1,391	1,566
Foreign currency translation differences for foreign operations	12,836	(8,040)	(175)
Balance at the end of the financial period	6,187	(6,649)	1,391
Total reserves	13,892	3,732	9,837